Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2016	December 31, 2015
	$	$
Revolving Credit Facilities due through 2021	466,787	530,971
Term Loans due through 2021	509,368	635,330
Total principal	976,155	1,166,301
Unamortized discount and debt issuance costs	(9,504)	(1,696)
Total debt	966,651	1,164,605
Less: current portion	(155,690)	(174,047)
Non-current portion of long-term debt	810,961	990,558